Financial Instruments - Schedule of Foreign Currency Market Risk Arising from Significant Foreign Exchange Variation (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
NTD:USD [Member]
Monetary items
Financial assets, Degree of variation	1.00%	1.00%
Financial assets, Effect on profit or loss	$ 157,324	$ 168,444
Financial liabilities
Financial liabilities, Degree of variation	1.00%	1.00%
Financial liabilities, Effect on profit or loss	$ 151,199	$ 200,482
EGP:USD [Member]
Monetary items
Financial assets, Degree of variation	1.00%	1.00%
Financial assets, Effect on profit or loss	$ 508,521	$ 332,852
Financial liabilities
Financial liabilities, Degree of variation	1.00%	1.00%
Financial liabilities, Effect on profit or loss	$ 17,629	$ 141,580
GBP:USD [Member]
Monetary items
Financial assets, Degree of variation	1.00%
Financial assets, Effect on profit or loss	$ 273,837
Financial liabilities
Financial liabilities, Degree of variation	1.00%	1.00%
Financial liabilities, Effect on profit or loss	$ 758,162	$ 160,258